C Liquidity (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
C Liquidity Details Narrative
Cash outflows from operations			$ 349	$ 1,913	$ 2,970	$ 879
Net Income	(437)	(5,782)	(1,132)	(1,755)	(3,208)	1,698
Non-cash gain for decreases in valuation of warrants					$ (510)	$ 4,069